Document and Entity Information	Jan. 20, 2023
Cover [Abstract]
Entity Registrant Name	Duckhorn Portfolio, Inc.
Amendment Flag	false
Entity Central Index Key	0001835256
Current Fiscal Year End Date	--07-31
Document Type	8-K
Document Period End Date	Jan. 20, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-40240
Entity Tax Identification Number	81-3866305
Entity Address, Address Line One	1201 Dowdell Lane
Entity Address, City or Town	Saint Helena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94574
City Area Code	(707)
Local Phone Number	302-2658
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	NAPA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false